SSGA Active Trust

One Lincoln Street

Boston, MA 02111

February 22, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	SSGA Active Trust (the “Registrant”)

File Nos. 333-173276 and 811-22542

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for State Street Disciplined Global Equity Portfolio, a series of the above-referenced Registrant, do not differ from the documents contained in Post-Effective Amendment No. 72 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 18, 2016 (Accession # 0001193125-16-467336).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-2532.

Sincerely,

/s/ Christopher A. Madden

Christopher A. Madden

Secretary

cc:	W. John McGuire, Esq.